RELATED PARTIES - Management compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term benefits
Salary or compensation	R$ 48,469	R$ 49,165	R$ 50,228
Direct and indirect benefits	1,896	2,286	1,099
Bonus	14,881	10,829	7,031
Total short term benefits	65,246	62,280	58,358
Long-term benefits
Share-based compensation plan	99,051	42,130	36,390
Total long term benefits	99,051	42,130	36,390
Total management compensation	R$ 164,297	R$ 104,410	R$ 94,748